Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Information on Other Reserves

(€’000 )	Share based payment reserve	Other equity reserve from conversion of convertible loan in 2013	Currency Translation Difference	Total
Balance as at January 1, 2020	13 021	16 631	(1 472)	28 181

Vested share-based payments	2 782	—	—	2 782
Currency Translation differences subsidiaries	—	—	(5)	(5)

Balance as at December 31, 2020	15 803	16 631	(1 476)	30 958

Vested share-based payments	2 172	—	—	2 172
Currency Translation differences subsidiaries	—	—	42	42

Balance as at December 31, 2021	17 975	16 631	(1 434)	33 172